Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	BLACKROCK FUNDS V
Prospectus Date	rr_ProspectusDate	Apr. 30, 2021
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
BLACKROCK FUNDS V
BlackRock Inflation Protected Bond Portfolio
(the “Fund”)
Supplement dated October 1, 2021 to the
Fund’s Summary Prospectuses, Prospectuses, and Statement of Additional Information (“SAI”),
each dated April 30, 2021, as supplemented to date
On September 24, 2021, the Board of Trustees of BlackRock Funds V approved a change to the duration band of the Fund and the appointment of BlackRock (Singapore) Limited as the sub‑adviser of the Fund, pursuant to a separate sub‑advisory agreement between BlackRock (Singapore) Limited and BlackRock Advisors, LLC with respect to the Fund. The addition of BlackRock (Singapore) Limited as the sub‑adviser of the Fund is effective as of October 1, 2021.
Effective immediately, the following changes are made to the Fund’s Summary Prospectuses and Prospectuses, as applicable:
Change to Duration Band
The second paragraph in the section of each Summary Prospectus entitled “Key Facts About BlackRock Inflation Protected Bond Portfolio—Principal Investment Strategies of the Fund”, the second paragraph in the section of each Prospectus entitled “Fund Overview—Key Facts About BlackRock Inflation Protected Bond Portfolio—Principal Investment Strategies of the Fund” and the first sentence of the third paragraph in the section of each Prospectus entitled “Details About the Fund—How the Fund Invests—Principal Investment Strategies” are deleted in their entirety and replaced with the following:
The Fund maintains an average portfolio duration that is within ±40% of the duration of the Bloomberg Barclays U.S. Treasury Inflation Protected Securities Index (the benchmark).

BlackRock Inflation Protected Bond Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
BLACKROCK FUNDS V
BlackRock Inflation Protected Bond Portfolio
(the “Fund”)
Supplement dated October 1, 2021 to the
Fund’s Summary Prospectuses, Prospectuses, and Statement of Additional Information (“SAI”),
each dated April 30, 2021, as supplemented to date
On September 24, 2021, the Board of Trustees of BlackRock Funds V approved a change to the duration band of the Fund and the appointment of BlackRock (Singapore) Limited as the sub‑adviser of the Fund, pursuant to a separate sub‑advisory agreement between BlackRock (Singapore) Limited and BlackRock Advisors, LLC with respect to the Fund. The addition of BlackRock (Singapore) Limited as the sub‑adviser of the Fund is effective as of October 1, 2021.
Effective immediately, the following changes are made to the Fund’s Summary Prospectuses and Prospectuses, as applicable:
Change to Duration Band
The second paragraph in the section of each Summary Prospectus entitled “Key Facts About BlackRock Inflation Protected Bond Portfolio—Principal Investment Strategies of the Fund”, the second paragraph in the section of each Prospectus entitled “Fund Overview—Key Facts About BlackRock Inflation Protected Bond Portfolio—Principal Investment Strategies of the Fund” and the first sentence of the third paragraph in the section of each Prospectus entitled “Details About the Fund—How the Fund Invests—Principal Investment Strategies” are deleted in their entirety and replaced with the following:
The Fund maintains an average portfolio duration that is within ±40% of the duration of the Bloomberg Barclays U.S. Treasury Inflation Protected Securities Index (the benchmark).